Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Jul. 31, 2025
TALENTEC SDN. BHD. [Member]
Schedule of Accounts Payable and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of July 31,
	2024	2025
Non-trade creditors(1)	$6,979	$501,795
Accrued expenses	110,725	28,262
Payroll payable	26,893	31,931
Other tax payable(2)	34,431	38,634
Interest payable	3,088	2,882
Accrued expenses and other current liabilities	$182,116	$603,504

(1)	The balance mainly represented payable to The Sire Group Ltd. amounted to US$377,317 as of July 31, 2025, which was reclassified from the amount due to a related party.

(2)	Other tax payable mainly include the sales and service tax (“SST”) payable.